Selected Condensed Consolidating Financial Statements of Parent, Issuer, Guarantors and Non-Guarantors - Condensed Consolidating Balance Sheets (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Current Assets:
Cash and cash equivalents	$ 636.8	$ 298.1
Restricted cash	0.0	5.9
Accounts receivable, net	2,010.7	1,886.8
Inventories	1,829.6	1,797.3
Other current assets	248.5	329.2
Assets held for sale	59.5	173.6
Total current assets	4,785.1	4,490.9
Property, plant and equipment, net	9,082.5	9,118.3
Goodwill	5,577.6	5,528.3	$ 4,778.1
Intangibles, net	3,122.0	3,329.3	2,599.3
Restricted assets held by special purpose entities	1,281.0	1,287.4
Prepaid pension asset	420.0	368.0
Other assets	1,092.3	966.8
Total Assets	25,360.5	25,089.0	23,038.2
Current liabilities:
Current portion of debt	740.7	608.7
Accounts payable	1,716.8	1,492.1
Accrued compensation and benefits	399.3	416.7
Other current liabilities	476.5	492.3
Total current liabilities	3,333.3	3,009.8
Long-term debt due after one year	5,674.5	5,946.1
Pension liabilities, net of current portion	261.3	279.4
Postretirement benefit liabilities, net of current portion	134.8	153.4
Non-recourse liabilities held by special purpose entities	1,153.7	1,161.9
Deferred income taxes	2,321.5	3,410.2
Other long-term liabilities	994.8	737.4
Redeemable noncontrolling interests	4.2	4.7
Total stockholders’ equity	11,469.4	10,342.5	9,728.8
Noncontrolling interests	13.0	43.6
Total equity	11,482.4	10,386.1	$ 9,830.0
Total Liabilities and Equity	25,360.5	25,089.0
Parent [Member]
Current Assets:
Other assets	3.4
Total Assets	3.4
Current liabilities:
Intercompany payables	13.0
Total current liabilities	13.0
Total stockholders’ equity	(9.6)
Total equity	(9.6)
Total Liabilities and Equity	3.4
Issuer [Member]
Current Assets:
Cash and cash equivalents	0.2
Accounts receivable, net	0.1	0.1
Other current assets	0.4	1.5
Intercompany receivables	27.7	61.4
Total current assets	28.4	63.0
Intercompany notes receivable	884.2	884.1
Investments in consolidated subsidiaries	13,260.3	12,146.8
Other assets	12.4	6.6
Total Assets	14,185.3	13,100.5
Current liabilities:
Current portion of debt		106.7
Accounts payable	0.8	1.3
Accrued compensation and benefits	0.2	0.1
Other current liabilities	3.2	3.9
Intercompany payables	506.6	548.5
Total current liabilities	510.8	660.5
Long-term debt due after one year	2,179.4	2,013.4
Intercompany notes payable		69.0
Deferred income taxes		6.6
Other long-term liabilities	16.1	8.5
Total stockholders’ equity	11,479.0	10,342.5
Total equity	11,479.0	10,342.5
Total Liabilities and Equity	14,185.3	13,100.5
Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	490.8	37.6
Restricted cash		5.7
Accounts receivable, net	196.5	155.8
Inventories	233.4	243.6
Other current assets	17.2	27.2
Intercompany receivables	269.8	92.6
Total current assets	1,207.7	562.5
Property, plant and equipment, net	21.3	23.2
Goodwill	1,151.3	1,151.3
Intangibles, net	1,589.4	1,693.6
Intercompany notes receivable	33.1	36.2
Investments in consolidated subsidiaries	15,066.3	14,497.8
Other assets	172.8	165.4
Total Assets	19,241.9	18,130.0
Current liabilities:
Current portion of debt	609.5	8.7
Accounts payable	40.3	59.3
Accrued compensation and benefits	10.7	11.1
Other current liabilities	77.7	84.0
Intercompany payables	570.4	514.7
Total current liabilities	1,308.6	677.8
Long-term debt due after one year	2,460.1	3,121.0
Intercompany notes payable	2,865.4	2,487.3
Pension liabilities, net of current portion	135.9	143.1
Postretirement benefit liabilities, net of current portion	28.1	30.8
Deferred income taxes	291.0	520.9
Other long-term liabilities	106.2	85.3
Total stockholders’ equity	12,046.6	11,063.8
Total equity	12,046.6	11,063.8
Total Liabilities and Equity	19,241.9	18,130.0
Non-Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	145.8	260.5
Restricted cash		0.2
Accounts receivable, net	1,840.2	1,735.5
Inventories	1,596.2	1,553.7
Other current assets	230.9	300.5
Assets held for sale	59.5	173.6
Intercompany receivables	792.8	1,180.0
Total current assets	4,665.4	5,204.0
Property, plant and equipment, net	9,061.2	9,095.1
Goodwill	4,426.3	4,377.0
Intangibles, net	1,532.6	1,635.7
Restricted assets held by special purpose entities	1,281.0	1,287.4
Prepaid pension asset	420.0	368.0
Intercompany notes receivable	2,865.4	2,556.3
Other assets	910.8	794.8
Total Assets	25,162.7	25,318.3
Current liabilities:
Current portion of debt	131.2	493.3
Accounts payable	1,701.8	1,436.1
Accrued compensation and benefits	388.4	405.5
Other current liabilities	395.6	404.4
Intercompany payables	0.3	270.8
Total current liabilities	2,617.3	3,010.1
Long-term debt due after one year	1,035.0	811.7
Intercompany notes payable	917.3	920.3
Pension liabilities, net of current portion	125.4	136.3
Postretirement benefit liabilities, net of current portion	106.7	122.6
Non-recourse liabilities held by special purpose entities	1,153.7	1,161.9
Deferred income taxes	2,037.6	2,882.7
Other long-term liabilities	872.5	643.6
Redeemable noncontrolling interests	4.2	4.7
Total stockholders’ equity	16,280.0	15,580.8
Noncontrolling interests	13.0	43.6
Total equity	16,293.0	15,624.4
Total Liabilities and Equity	25,162.7	25,318.3
Eliminations [Member]
Current Assets:
Accounts receivable, net	(26.1)	(4.6)
Intercompany receivables	(1,090.3)	(1,334.0)
Total current assets	(1,116.4)	(1,338.6)
Intercompany notes receivable	(3,782.7)	(3,476.6)
Investments in consolidated subsidiaries	(28,326.6)	(26,644.6)
Other assets	(7.1)
Total Assets	(33,232.8)	(31,459.8)
Current liabilities:
Accounts payable	(26.1)	(4.6)
Intercompany payables	(1,090.3)	(1,334.0)
Total current liabilities	(1,116.4)	(1,338.6)
Intercompany notes payable	(3,782.7)	(3,476.6)
Deferred income taxes	(7.1)
Total stockholders’ equity	(28,326.6)	(26,644.6)
Total equity	(28,326.6)	(26,644.6)
Total Liabilities and Equity	$ (33,232.8)	$ (31,459.8)